Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
9.	INCOME TAXES

Cayman

In July 2014, the Company was redomiciled in the Cayman Islands as an exempted company registered under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, it is not subject to tax on either income or capital gain.

BVI

Momo BVI is a tax-exempted company incorporated in the BVI.

The United States (“US”)

Momo US is incorporated in the US and is subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. Momo US did not have taxable income and no income tax expense was provided for the year ended December 31, 2016.

Hong Kong

Momo HK was established in Hong Kong and is subject to Hong Kong Profits Tax at 16.5% on its profits of business carried on in Hong Kong.

PRC

In August 2014, Beijing Momo IT was qualified as a software enterprise. As such, Beijing Momo IT will be exempt from income taxes for two years beginning in its first profitable year which was from 2015 to 2016 followed by a tax rate of 12.5% for the succeeding three years which is from 2017 to 2019.

As of December 31, 2016, Chengdu Momo was in the process of filing the western China development enterprise status. The Group believes Chengdu Momo will most likely be qualified as western China development enterprise and accordingly be entitled to a preferential income tax rate of 15% in the year 2016. As a result, the Group applied 15% to determine the tax liabilities for Chengdu Momo.

The other entities incorporated in the PRC are subject to an enterprise income tax at a rate of 25%.

Since January 1, 2011, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2014 to 2016 of the Group’s PRC subsidiary, VIE and VIE’s subsidiaries, remain subject to tax audits as of December 31, 2016, at the tax authority’s discretion.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by foreign-invested enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. Cayman, where the Company is incorporated, does not have a tax treaty with PRC.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution at December 31, 2016 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.

The Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of December 31, 2016, the Group has not declared any dividends.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2015	2016
Current deferred tax assets:
Impairment of loss on long term investments	$—	$72
Less: valuation allowance	—	—

Current deferred tax assets, net	—	72

Non-current deferred tax assets:
Advertising expense	2,651	—
Net operating tax losses carry-forward	2,881	2,852
Impairment of on long term investments	—	208
Less: valuation allowance	(5,532)	(2,852)

Non-current deferred tax assets, net	$—	$208

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law.

As of December 31, 2016, the tax loss carry-forward for Beijing Momo’s subsidiaries amounted to $105, which would expire on various dates between December 31, 2020 and December 31, 2021. As of December 31, 2016, the tax loss carryforward for Momo HK amounted to $178, which would be carried forward indefinitely and set off against its future taxable profits. As of December 31, 2016, the tax loss carry-forward for Momo US amounted to $7,992, which would be carried forward for twenty years. The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIE may not be used to offset other subsidiaries’ or VIE’s earnings within the Group. Valuation allowance is considered on each individual subsidiary and legal entity basis. Valuation allowances have been established in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to (loss) income before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2014	2015	2016
Net (loss) income before provision for income tax	$(25,415)	$13,419	$146,915
PRC statutory tax rate	25%	25%	25%
Income tax (benefit) expense at statutory tax rate	(6,354)	3,355	36,729
Permanent differences	99	(144)	(75)
Change in valuation allowance	4,560	(2,315)	(2,680)
Effect of income tax rate difference in other jurisdictions	1,695	2,754	7,941
Effect of tax holidays and preferential tax rates	—	(3,558)	(36,779)

Provision for income tax	$—	$92	$5,136

No significant unrecognized tax benefit was identified for the years ended December 31, 2014, 2015 and 2016. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within next twelve months.